Income Taxes - Reconciliation of Income Taxes (Detail)	9 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2013
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Benefit at federal statutory rate	(34.00%)	(34.00%)	(34.00%)
State, net of federal income tax benefit	(2.89%)	(2.89%)	(2.85%)
Stock-based compensation	1.79%	1.84%	2.31%
Change in valuation allowance	34.65%	22.29%	10.26%
Other	0.03%	0.03%	0.00%
Effective tax rate	(0.42%)	(12.73%)	(24.28%)